Lease Right-of-Use Asset and Lease Liabilities (Details Narrative) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Apr. 02, 2019	Mar. 31, 2019
Operating lease, right of use asset	$ 1,633,824	$ 1,835,717
Operating lease, liability		$ 1,835,717
Weighted average discount rate leases	4.35%	4.35%	4.35%
ASU 2016-02 [Member]
Operating lease, right of use asset				$ 60,000
Operating lease, liability				$ 60,000